Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (8,252)	$ 7,114	$ 7,774
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Change in allowance for credit losses	613	120	(13)
Provision for inventory reserve	415	548	675
Depreciation and amortization	1,418	1,092	1,285
Amortization of right-of-use assets	2,047	1,290	1,249
Loss from the disposal of property and equipment	4	171	195
Gain from the disposal of subsidiaries	(734)
Unrealized exchange loss/(gain)	(797)	660
Share-based compensation	8,645
Fair value loss/(gain) on derivative instruments	(26)	(2,233)	547
Deferred income tax (benefits)/expense	1,776	(492)	(246)
Changes in operating assets and liabilities
Accounts receivable	(17,408)	(1,025)	(6,386)
Inventories	5,477	(3,584)	2,826
Prepaid expenses and other current assets	4,091	(6,632)	1,581
Other non-current assets	75	108	93
Accounts payable	1,016	3,022	5,233
Notes payable	1,318	473	1,417
Amount due to related parties	(100)	(105)	260
Accrued expenses and other current liabilities	(1,176)	(1,542)	1,558
Operating lease liabilities	(1,288)	(1,427)	(1,219)
Taxes payable	442	296	1,066
Net cash provided by/(used in) operating activities	(2,444)	(2,146)	17,895
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of property, plant and equipment	(825)	(1,128)	(995)
Purchase of short-term investments	(1,400)	(6,464)
Net cash outflow from disposal of subsidiaries	(414)
Proceeds from sales of short-term investments	6,506
Purchase of long-term investments		(10,293)
Proceeds from disposal of property, plant and equipment	7	2	8
Net cash (used in)/provided by investing activities	3,874	(17,883)	(987)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	40,399	30,721	31,991
Repayments of bank loans	(34,058)	(33,132)	(36,241)
Contribution from controlling shareholder		4,305
Payments of offering costs		(417)	(479)
Net cash (used in)/provided by financing activities	6,341	1,477	(4,729)
Effect of exchange rate changes	252	272	(711)
Net increase/(decrease) in cash and cash equivalents and restricted cash	8,023	(18,280)	11,468
Cash and cash equivalents and restricted cash, at beginning of year	45,886	64,166	52,698
Cash and cash equivalents and restricted cash, at end of year	53,909	45,886	64,166
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the same amounts shown in the Consolidated Statements of Cash Flows:
Cash and cash equivalents	52,909	42,997	45,126
Restricted cash	1,000	2,889	19,040
Total cash and cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	53,909	45,886	64,166
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	197	553	120
Cash paid for interest	1,068	1,001	1,273
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Obtaining right-of-use assets in exchange for operating lease liabilities	7,066	2,686	105
Acquisition of property and equipment included in accounts payable	$ 46